Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Arrangements with Employees and Nonemployees [Abstract]
Stock Options, Granted	31	4
Weighted average grant date fair value of options granted during period	$ 25	$ 50
Total unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the plans	$ 241
Unrecognized compensation expense amortization period	2 years 6 months
Common stock reserved upon issuance of outstanding options		$ 82
Fair value under the cost method of Common Stock received as settlement of 16b claim	$ 325
Treasury Stock, Value	$ 325	$ 325
Treasury Stock, Shares	5	5